STOCKHOLDERS' EQUITY (Details - Schedule of black sholes option pricing model) - Share-Based Payment Arrangement, Option [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Expected term			3 years 6 months
Expected volatility			91.60%
Risk-free rate			0.18%
Expected dividend rate	0.00%
Minimum [Member]
Grant date share price	$ 2.10
Grant date exercise price	$ 1.79
Expected term	3 months	3 years 3 months
Expected volatility	89.70%	72.00%
Risk-free rate	4.76%	0.97%
Maximum [Member]
Grant date share price	$ 5.13
Grant date exercise price	$ 4.36
Expected term	6 months	3 years 6 months
Expected volatility	103.40%	80.00%
Risk-free rate	5.53%	3.15%